Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Basis Of Presentation And Going Concern Assumption

BASIS OF PREPARATION AND GOING CONCERN ASSUMPTION

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) and the interpretations issued by the IASB’s International Financial Reporting Interpretation Committee. The consolidated financial statements provide a general overview of our activities and the results achieved. They give a true and fair view of our financial position, our financial performance and cash flows, on a going concern basis.

New Standards and Interpretations Applicable for the Annual Period

NEW STANDARDS AND INTERPRETATIONS APPLICABLE FOR THE ANNUAL PERIOD BEGINNING ON JANUARY 1, 2021

New standards and interpretations applicable for the annual period beginning on January 1, 2021 did not have a material impact on our consolidated financial statements.

NEW STANDARDS AND INTERPRETATIONS APPLICABLE FOR THE ANNUAL PERIOD BEGINNING ON JANUARY 1, 2022

New standards and interpretations applicable for the annual period beginning on January 1, 2022 did not have a material impact on our consolidated financial statements.

Standards And Interpretations Published But Not Yet Applicable For The Annual Period

STANDARDS AND INTERPRETATIONS PUBLISHED, BUT NOT YET APPLICABLE FOR THE ANNUAL PERIOD BEGINNING ON JANUARY 1, 2022

A number of new standards are effective for annual periods beginning on or after January 1, 2023 with earlier adoption permitted. However we have not early adopted new or amended standards in preparing our consolidated financial statements. We are currently still assessing the impact of these new accounting standards and amendments that are not yet effective but we expect no standard to have a material impact on our financial statements in the period of initial application.

The following amendments are effective for the period beginning 1 January 2023:

●	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2);
●	Definition of Accounting Estimates (Amendments to IAS 8);
●	Deferred Tax Related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12); and
●	IFRS 17 Insurance Contracts and Amendments to IFRS 17.

The following amendments are effective for the period beginning 1 January 2024:

●Liability in a Sale and Leaseback (Amendment to IFRS 16);
●Classification of liabilities as current or non-current (Amendment to IAS 1); and
●Non-current liabilities with covenants (Amendment to IAS 1).

Consolidated Reporting

CONSOLIDATED REPORTING

The consolidated financial statements comprise the financial statements of Galapagos NV and entities controlled by Galapagos NV (subsidiaries). Control is achieved where Galapagos NV has the power to direct the relevant activities of another entity so as to obtain benefits from its activities. The results of subsidiaries are included in the statement of operations and statement of comprehensive income from the effective date of acquisition up to the date when control ceases to exist. Where necessary, adjustments are made to the financial statements of subsidiaries to ensure consistency with our accounting policies. All intra-group transactions, balances, income and expenses are eliminated when preparing the consolidated financial statements.

Business Combinations

BUSINESS COMBINATIONS

Business combinations are accounted for using the acquisition method. In the statement of financial position, the acquiree’s identifiable assets, liabilities and contingent liabilities are initially recognized at their fair value at the acquisition date. The results of acquired operations are included in our consolidated statement of operations from the date on which control is obtained. Any contingent consideration to be transferred by us will be recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration, which is deemed to be an asset or liability, will be recognized in profit or loss. The excess of the fair value of the total purchase consideration transferred over the fair value of the acquired assets and assumed liabilities is recognized as goodwill. The valuations in support of fair value determinations are based on information available at the acquisition date. Acquisition related costs are expensed as incurred.

Contingent amounts payable or paid by us to former shareholders of acquired companies, who continue to be employed by us, but which would be automatically forfeited (or become repayable) upon termination of employment before a specific date, are classified as remuneration for post-combination services on the appropriate line in our consolidated statement of operations. These cash-settled contingent amounts are recognized in accordance with IAS 19 and are recorded in the statement of financial position on the lines “other (non-) current assets” and “other non-current/trade and other liabilities” depending on the timing of the payment by us.

Goodwill

GOODWILL

Goodwill is initially measured as the excess of the total purchase consideration transferred and the fair value of the acquired assets and assumed liabilities. Subsequently, goodwill is stated at cost less impairments and tested for impairment at least annually at the level of the cash generating unit to which it was allocated. Any impairment costs are recorded in our consolidated statement of operations on the line “Other operating income/expenses”.

Intangible Assets Other Than Goodwill

INTANGIBLE ASSETS OTHER THAN GOODWILL

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally generated intangible asset arising from our development activities is recognized only if all of the following conditions are met:

●	Technically feasible to complete the intangible asset so that it will be available for use or sale
●	We have the intention to complete the intangible assets and use or sell it
●	We have the ability to use or sell the intangible assets
●	The intangible asset will generate probable future economic benefits, or indicate the existence of a market
●	Adequate technical, financial and other resources to complete the development are available
●	We are able to measure reliably the expenditure attributable to the intangible asset during its development
(i)	Internally generated intangible assets

The amount capitalized as internally generated intangible assets is the sum of the development costs incurred as of the date that the asset meets the conditions described above. Because of risks and uncertainties inherent to the regulatory authorizations and to the development process itself, management estimates that the conditions for capitalization are not met until we obtain regulatory approval from the competent authorities.

Currently we recognize all development costs as an expense in the period in which they are incurred, even for approved products because they do not generate separately identifiable incremental future economic benefits that can be reliably measured.

(ii)	Licences, rights and in-process research and development

Acquired in-process research and development obtained through in-licensing agreements, business combinations, collaboration agreements or separate acquisitions are capitalized as an intangible asset provided that they are separately identifiable, controlled by us and expected to provide economic benefits. As the probability criterion in IAS 38 is always considered to be satisfied for separately acquired research and development assets, upfront and milestone payments to third parties for products or compounds for which regulatory approval has not yet been obtained are recognized as intangible assets. We consider such intangible assets as not yet available for use until the moment that the underlying asset is approved and commercially launched. Amortization will commence when the underlying asset is approved for commercialization and the asset will be amortized over its useful life.

Intangible assets may also consist of upfront fees paid to third party institutions in exchange for an option to negotiate a license to any of the third party’s rights in technology resulting from the collaboration. The upfront fee paid in exchange for this option is capitalized as intangible asset and amortized over the expected duration of the option.

Exclusivity contracts and technology acquired through business combinations are valued independently as part of the fair value of the businesses acquired and are amortized over their estimated useful lives. The estimated useful life is based on the lower of the contract life or the economic useful life.

In the event an asset has an indefinite life, this fact is disclosed along with the reasons for being deemed to have an indefinite life. Intangible assets with an indefinite useful life and intangible assets which are not yet available for use are tested for impairment annually, and whenever there is an indication that the asset might be impaired.

(iii)	Software

Acquired software is recognized at cost less accumulated amortization and any impairment loss. Amortization is recognized so as to write off the cost of assets over their useful lives (generally between 3 and 5 years), using the straight-line method.

(iv)	Contract costs

Contract costs are those costs we incur to obtain a contract with a customer that we would not have incurred if the contract has not been obtained and are capitalized as intangible assets only if they are expected to be recoverable. Capitalized contract costs are amortized on a systematic basis that reflects the pattern of transfer of the related promised goods or services to the customer. Costs that we would have incurred regardless of whether the contract is obtained or those costs that are not directly related to obtaining a contract would not be capitalized.

Property, Plant and Equipment

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are recognized at cost less accumulated depreciation and any impairment loss.

Depreciation of an asset begins when it is available for use, ie when it is in the location and condition necessary for it to be capable of operating in the manner intended by management.

Depreciation is recognized so as to write off the cost of assets over their useful lives, using the straight-line method, on the following bases:

●	Installation & machinery: 3–15 years
●	Furniture, fixtures & vehicles: 4–10 years

Leasehold improvements are depreciated 3 -10 years, being the term of the lease, unless a shorter useful life is expected.

The other tangible assets category mainly consists of assets under construction. Assets under construction are not depreciated.

Any gain or loss incurred at the disposal of an asset is determined as the difference between the sale proceeds and the carrying amount of the asset and is recognized in profit or loss.

Leases

LEASES

All leases are accounted for by recognizing a right-of-use asset and a corresponding lease liability except for:

●	Leases of low value assets; and
●	Leases with a duration of 12 months or less

Liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the lease payments that are not paid at the commencement date, discounted using the rate implicit in the lease. If this rate cannot be readily determined, we will apply the incremental borrowing rate. The lease payments can include fixed payments, variable payments that depend on an index or rate known at the commencement date, expected residual value guarantees, termination penalties and extension option payments or purchase options if we are reasonably certain to exercise this option.

After initial recognition, the lease liability will be measured at amortized cost using the discount rate determined at commencement and will be re-measured (with a corresponding adjustment to the related right-of-use asset) when there is a change in future lease payments in case of renegotiation, changes of an index or rate or in case of reassessment of options.

At the commencement date, the right-of-use assets are measured at cost, comprising the amount of the initial lease liability, initial direct costs and the expected dismantling and removing costs (when we incur an obligation for these costs), less any lease incentives received from the lessors.

After initial recognition, the right-of-use assets are measured at cost and depreciated over the shorter of the underlying asset's useful life and the lease term on a straight-line basis. The right-of-use assets will be adjusted for any re-measurements of the lease liability as a result of lease modifications. The right-of-use assets are subject to impairment testing if there is an indicator for impairment, as for property, plant and equipment. The right-of-use assets are presented in the statement of financial position under the caption “property, plant and equipment” and the lease liabilities are presented as current and non-current lease liabilities.

In determining the lease term, we consider all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. We only include extension options (or periods after termination options) in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within our control.

Each lease payment is allocated between the liability and financial expenses. The finance cost is charged to the income statement over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Inventories

INVENTORIES

Inventories consist of raw materials, semi-finished products and finished products. These inventories are initially recognized at cost, and subsequently at the lower of cost and net realizable value. Cost comprises all costs of purchase, conversion costs and transportation costs, and is determined using the FIFO-method.

Financial Instruments

FINANCIAL INSTRUMENTS

Financial assets and financial liabilities are recognized in our statement of financial position when we become a party to the contractual provisions of the instrument. We do not actively use currency derivatives to hedge planned future cash flows, nor do we make use of forward foreign exchange contracts, outside of the Gilead transaction, fully settled at December 31, 2019. Additionally, we do not have financial debts at December 31, 2022.

(i) Financial assets

Financial assets are initially recognized either at fair value or at their transaction price. All recognized financial assets will subsequently be measured at either amortized cost or fair value under IFRS 9 on the basis of both our business model for managing the financial assets and the contractual cash flow characteristics of the financial asset.

●	a financial asset that (i) is held within a business model whose objective is to collect the contractual cash flows and (ii) has contractual cash flows that are solely payments of principal and interest on the principal amount outstanding is measured at amortized cost (net of any write down for impairment), unless the asset is designated at fair value through profit or loss (FVTPL) under the fair value option;
●	a financial asset that (i) is held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets and (ii) has contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, is measured at fair value through other comprehensive income (FVTOCI), unless the asset is designated at FVTPL under the fair value option;
●	all other financial assets are measured at FVTPL.

A financial asset is classified as current when the cash flows expected to flow from the instrument mature within one year.

We derecognize a financial asset when the contractual rights to the cash flows from the asset expire, or we transfer the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

We classify non-derivative financial assets into the following categories:

●	financial assets at fair value through profit or loss (equity instruments, current financial investments and cash equivalents)
●	financial assets at amortized cost (receivables, current financial investments and cash and cash equivalents).

Financial assets at fair value through profit or loss

Financial assets are designated at fair value through profit or loss if we manage such investments and make purchase and sale decisions based on their fair value in accordance with the investment strategy. Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein, which take into account any dividend income, are recognized in profit or loss.

Equity instruments

We hold investments in equity instruments, which based on IFRS 9, are designated as financial assets at fair value through profit or loss. The fair value of listed investments is based upon the closing price of such securities on Euronext at each reporting date. If there is no active market for an equity instrument, we establish the fair value by using valuation techniques.

Current financial investments measured at fair value through profit or loss

Current financial investments include financial assets measured at fair value through profit or loss and may comprise short term bond funds that have a maturity equal or less than 12 months, and money market funds.

Cash equivalents measured at fair value through profit or loss

Cash equivalents measured at fair value through profit or loss may comprise bonds and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value.

Financial assets at amortized cost

Receivables

Receivables are designated as financial assets measured at amortized cost. They are initially measured either at fair value or at transaction price, in the absence of a significant financing component.

All receivables are subsequently measured in the balance sheet at amortized cost, which generally corresponds to nominal value less expected credit loss provision.

Receivables mainly comprise trade and other receivables and current/non-current R&D incentives receivables.

The R&D incentives receivables relate to refunds resulting from R&D incentives on research and development expenses in France and Belgium. Research and development incentives receivables are discounted over the period until maturity date according to the appropriate discount rates.

Current financial investments measured at amortized cost

Current financial investments measured at amortized cost include treasury bills that have a maturity equal to or less than 12 months. We apply settlement date accounting for the recognition and de-recognition of current financial investments measured at amortized cost. Current financial investments measured at amortized cost also include short-term deposits with maturities exceeding three months from the acquisition date.

Cash and cash equivalents measured at amortized cost

Cash and cash equivalents measured at amortized cost mainly comprise of notice accounts and short-term deposits that are readily convertible to cash within three months or less and that are subject to an insignificant risk of changes in value.

Cash and cash equivalents exclude restricted cash, which is presented in the line other non-current assets in the statement of financial position.

(ii) Financial liabilities

Financial liabilities are initially measured either at fair value or at their transaction price. Subsequent to initial recognition, financial liabilities are measured at amortized cost.

Financial liabilities mainly comprise trade and other liabilities and contingent consideration liabilities.

Trade and other liabilities are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the financial year. They also include accrued expenses related to our research and development project costs.

We derecognize a financial liability when its contractual obligations are discharged, cancelled or expire.

Contingent consideration liabilities

Any contingent consideration to be transferred by us in relation to businesses acquired are linked to milestone payments and are initially recognized at fair value as a financial liability. They are adjusted for the probability of their likelihood of payment and are appropriately discounted to reflect the impact of time.

Changes in the fair value of these contingent consideration liabilities in subsequent periods are recognized in our consolidated statement of operations on the line “other operating income/expense”. The effect of unwinding the discount over time is recognized on the line “other financial expenses”.

(iii) Financial instruments: derivative assets/liabilities

Financial assets and financial liabilities are recognized on our statement of financial position when we become a party to the contractual provisions of the instrument.

Derivative assets and liabilities are initially measured at fair value. After initial measurement we will measure the derivatives at fair value through profit or loss.

Taxation

TAXATION

Income tax in the profit or loss accounts represents the sum of the current tax and deferred tax.

Current tax is the expected tax payable on the taxable profit of the year. The taxable profit of the year differs from the profit as reported in the financial statements as it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. Our liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred income tax is provided in full, using the liability-method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, the deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. As such, a deferred tax asset for the carry forward of unused tax losses will be recognized to the extent that is probable that future taxable profits will be available.

Foreign Currencies

FOREIGN CURRENCIES

●	Functional and presentation currency

Items included in the financial statements of each of our entities are valued using the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in Euros, which is our presentation currency.

●	Transactions and balances in foreign currency

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of transaction. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at closing rates of monetary assets and liabilities denominated in foreign currencies are recognized in the financial result in the statement of operations.

Non-monetary assets and liabilities measured at historical cost that are denominated in foreign currencies are translated using the exchange rate at the date of the transaction.

●	Financial statements of foreign group companies

The results and financial position of all our entities that have a functional currency different from Euro are translated as follows:

●	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
●	Income and expenses for each statement of operations are translated at average exchange rates;
●	All resulting cumulative exchange differences are recognized as a separate component of equity;
●	Such cumulative exchange differences are recognized in profit or loss in the period in which the foreign operation is disposed of.

Recognition Of Expenses Linked To Clinical Trial Milestones

RECOGNITION OF EXPENSES LINKED TO CLINICAL TRIAL MILESTONES

We recognize expenses specifically linked to clinical trial milestones with regard to patient recruitment and patient treatment (i.e. completion), incurred in carrying out clinical trials, in line with actual patient recruitment or treatment at each period end, in reference to the milestone targets for patient recruitment or treatment.

This involves the calculation of clinical trial accruals at each period end, for which an estimation of the expected full clinical trial milestone cost is required, as well as the current stage of patient recruitment or treatment.

Clinical trials usually take place over extended time periods and typically involve a set-up phase, a recruitment phase and a completion phase which ends upon the receipt of a final report containing full statistical analysis of trial results. Accruals for patient recruitment and patient completion are prepared separately for each clinical trial in progress and take into consideration the stage of completion of each trial including the number of patients that have entered the trial and the number of patients that have been treated in the trial. In all cases, the full cost of each trial is expensed by the time the final report is received.

Revenue Recognition

REVENUE RECOGNITION

Revenues to date have consisted principally of collaboration revenues, which consist of milestones, license fees, non-refundable upfront fees and royalties received in connection with collaboration and license agreements. Starting in 2021 we also have commercial revenues from the sales of Jyseleca, which are reported as “Product net sales” in our consolidated income statement. We also generated revenue from our fee-for-service activities, which is reported as discontinued operations per December 31,2020 and per December 31,2021. The revenue recognition policies can be summarized as follows:

We recognize revenue when our customer obtains control of promised goods or services, in an amount that reflects the consideration that we expect to receive in exchange for those goods or services. To determine revenue recognition for agreements that we determine are within the scope of IFRS 15, we perform the following five steps:

COLLABORATION REVENUES

(i) identify the contract

In our agreements with customers we are mainly transferring licenses on our IP and in some cases this is combined with access rights and/or providing research and development services and/or cost sharing mechanisms. In some cases our collaborations also include an equity subscription component. If this is the case, we analyze if the criteria to combine contracts, as set out by IFRS 15, are met.

(ii) identify the performance obligations in the contract

Depending on the type of the agreement, there can be one or more distinct performance obligations under IFRS 15. This is based on an assessment of whether the promises in an agreement are capable of being distinct and are distinct from the other promises to transfer goods and/or services in the context of the contract. For some of our agreements we combine the transfer of the license with the performance of research and development activities because we consider that the license is not capable of being distinct and is not distinct in the context of the contract.

(iii) determine the transaction price

Collaboration and license agreements with our commercial partners for research and development activities generally include non-refundable upfront fees; milestone payments, the receipt of which is dependent upon the achievement of certain clinical, regulatory or commercial milestones; license fees, royalties on sales and sometimes reimbursement income or profits sharing arrangements.

a/ License fees or upfront payments

If the license to our intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, we recognize revenues from non-refundable upfront fees allocated to the license at the point in time the license is transferred to the customer and the customer has the right to use the license.

For licenses that are bundled with other promises, we utilize judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. If the performance obligation is satisfied over time, revenue is then recognized based on a pattern that best reflects the transfer of control of the service to the customer.

b/ Milestone Payments other than sales based milestones

A milestone payment is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Where milestone payments are included in the transaction price we estimate the amount to be included in the transaction price using the most likely amount method. The transaction price is allocated to each performance obligation on a stand-alone selling price basis. We recognize revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, we re-evaluate the probability of achievement of such milestones and any related constraint. If necessary we adjust our estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment.

c/ Reimbursement Income for R&D Services

Collaboration and license agreements may include reimbursement or cost sharing for research and development services: such as outsourcing costs and payment for FTEs at contractual rates. R&D services are performed and satisfied over time given that the customer simultaneously receives and consumes the benefits provided by us.

Such costs reimbursements received are recognized in revenues when costs are incurred and agreed by the parties when we are acting as a principal in the scope of our stake of the R&D activities. If the later condition is not fulfilled, costs reimbursements are accounted for as a decrease of the related expenses.

d/ Sales based milestone payment and Royalties

License and collaboration agreements include sales-based royalties, including commercial milestone payments based on the level of sales, and the license has been deemed to be the predominant item to which the royalties relate. Related revenue is recognized as the subsequent underlying sales occur.

(iv) allocate the transaction price to the performance obligations in the contract

We allocate the transaction price to each performance obligation identified in the contract based upon the stand-alone selling price. The stand-alone selling price of each performance obligation is estimated by using one of the following methods: adjusted market assessment approach, the expected cost plus a margin approach or the residual approach. If management assesses that there is only one single performance obligation, the entire transaction price would be allocated to this performance obligation.

(v) recognize revenue when (or as) the entity satisfies a performance obligation

Revenue is recognized when our customer obtains control of the goods and/or services foreseen in the contracts. The control can be transferred over time or at a point in time – which results in recognition of revenue over time or at a point in time.

In case of revenue recognition over time, we use an input model that considers estimates of the percentage of total research and development costs that are completed each period compared to the total estimated costs (percentage of completion method) to measure the progress of the satisfaction of the underlying performance obligation (which is the applied method for the filgotinib performance obligation). In other cases, depending on specific circumstances, we recognize revenue on a straight-line basis over the estimated term of the performance obligation (which is the applied method for the performance obligation related to our drug discovery platform).

PRODUCT NET SALES

Revenue on the sale of Jyseleca is recorded as “Product net sales” in our consolidated statement of operations.

Product net sales is the net amount of revenue recognized resulting from transferring control over our products to our customer (for example wholesalers and hospitals). Product sales revenue is recognized at a point in time when control of the goods has transferred to the customer. This is generally when the goods are delivered to the customer depending on the specific incoterms in the contract with a customer.

The amount of revenue recognized is the amount allocated to the satisfied performance obligation taking into account variable consideration. The estimated amount of variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Variable consideration that is included in the transaction price is primarily composed of rebates, discounts, cash discounts and chargebacks granted to various customers that are part of commercial and governmental contractual arrangements or other reimbursement programs. Shelf stock adjustments are granted to some of our customers to cover the inventory held by them at the time of a price decrease becomes effective. A liability is recognized for expected rebates, cash discounts, chargebacks or other reimbursements payable directly or indirectly to customers in relation to sales made until the end of the reporting period.

The amount of variable consideration is estimated using several elements such third-party market data, product pricing, the specific terms in the individual agreements, estimated inventory levels and the shelf life of our product. If actual results differ, these estimates will be adjusted.

Net sales are presented net of value added tax and other sales related taxes.

We refer to note 6 for detailed information per agreement and to our Critical judgments in applying accounting policies for more information.

COST OF SALES

Cost of sales includes primarily the purchase cost of the goods sold and transportation costs.

OTHER OPERATING INCOME

Grants and R&D incentives

As we carry out extensive research and development activities, we benefit from various grants and R&D incentives from certain governmental agencies. These grants and R&D incentives generally aim to partly reimburse (approved) expenditures incurred in our research and development efforts and are credited to the statement of operations, under other income, when the relevant expenditure has been incurred and there is reasonable assurance that the grants or R&D incentives are receivable.

Equity Instruments	EQUITY INSTRUMENTS Equity instruments issued by us are measured by the fair value of the proceeds received, net of direct issue costs.
Employee Benefits

EMPLOYEE BENEFITS

a/ Defined contribution plans

Contributions to defined contribution pension plans are recognized as an expense in the statement of operations as incurred.

b/ Defined benefit plans

For defined retirement benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period. Re-measurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the statement of financial position with a charge or credit recognized in other comprehensive income in the period in which they occur. Re-measurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss. Past service cost is recognized in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

Defined benefit costs are categorized as follows:

●	Service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements)
●	Net interest expenses or income
●	Re-measurement

The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or a reduction in future contributions to the plans. A liability for a termination benefit is recognized at the earlier of when we can no longer withdraw the offer of the termination benefit and when we recognize any related restructuring costs.

c/ Staff bonus plan

We recognize an expense in the statement of operations for staff bonus plans.

d/ Management bonus plan

The members of the Executive Committee, together with other senior managers are eligible to receive a bonus based on achievement of personal and corporate objectives. This bonus is paid in cash.

Share-Based Payments

SHARE-BASED PAYMENTS

a/ Equity-settled share based payments

We grant equity-settled incentives to certain employees, members of the Executive Committee and consultants in the form of subscription rights. Equity-settled subscription rights are measured at fair value at the date of acceptance. The fair value determined at the acceptance date of the subscription rights is expensed over time until the end of the vesting period, based on our estimate of subscription right warrants that are expected to be exercised. Fair value is measured by use of the Black & Scholes model. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

b/ Long-term incentive plans in RSUs (Restricted Stock Units)

Executive Committee members and other employees are granted RSUs. An RSU is a grant that takes the form of a promise that employees will receive Galapagos stock in the future and it will be payable, at the company’s discretion in cash or in shares, upon completion of a certain vesting period. Each RSU reflects the value of one Galapagos share.

The RSUs are measured based on the average share price over the 30-calendar day period preceding the measurement date. We recognize the corresponding expense and liability over the vesting period. The fair value of the liability is re-measured at each reporting date because currently it is management’s intention to settle the RSUs in cash.

Provisions

PROVISIONS

Provisions are recognized in the statement of financial position when we have a present obligation as a result of a past event; when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligations and a reliable estimate can be made of the amount of the obligations. The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation at the balance sheet date. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of the money and, when appropriate, the risk specific to the liability.

Impairment

IMPAIRMENT

(i) Financial assets

The impairment loss of a financial asset measured at amortized cost is calculated based on the expected loss model.

For trade receivables, in the absence of a significant financing component, the loss allowance is measured at an amount equal to lifetime expected credit losses. Those are the expected credit losses that result from all possible default events over the expected life of those trade receivables.

Impairment losses are recognized in the consolidated statement of operations.

(ii) Property, plant and equipment and intangible assets other than goodwill

For intangible assets with an indefinite life or intangible assets not available for use yet, we perform an impairment test at least on an annual basis. Furthermore we review at each balance sheet date the carrying amount of our tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where the asset does not generate cash flows that are independent from other assets, we estimate the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset or cash generating unit is estimated to be less than the carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized as an expense immediately.

When an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined, had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss resulting from a sale of a subsidiary is recognized as income.

(iii) Goodwill

As goodwill is considered to have an indefinite life, it is tested for impairment annually, and whenever there is an indication that it may be impaired, by comparing its carrying amount with its recoverable amount. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. Impairment losses on goodwill are not reversed.

Net Income / Loss Per Share

NET INCOME / LOSS PER SHARE

Basic net income/loss per share is computed based on the weighted average number of shares outstanding during the period. Diluted net income per share is computed based on the weighted average number of shares outstanding including the dilutive effect of warrants, if any.

Segment Reporting

SEGMENT REPORTING

We currently have one operating and reportable segment. Prior to the disposal of our fee-for-service business Fidelta in 2021 our reportable segments were R&D and fee-for-service business. Fidelta is reported as discontinued operations for the years ended December 31, 2020 and at December 31, 2021.

Assets held for sale and discontinued operations

ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

A discontinued operation is a component of an entity that either has been disposed of, or that is classified as held for sale. It must either: represent a major separate line of business or geographical area of operations; be part of a single coordinated disposal plan; or be a subsidiary acquired exclusively with a view to resale.

Intercompany transactions between continuing and discontinued operations are eliminated against discontinuing operations.

Non-current assets and disposal groups are classified as assets held for sale if their carrying amount is to be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset (or disposal group) is available for immediate sale in its present condition.

They are stated at the lower of carrying amount and fair value less costs to sell with any resulting impairment recognized. Assets related to discontinued operations and assets of disposal group held for sale are not depreciated.

On January 4, 2021, we sold of our fee-for-service business Fidelta. We classified the assets and the associated liabilities of Fidelta as held for sale in our financial statements for the year ended December 31, 2020.